Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2023
Customer Concentration Risk
Certain risks and concentration
Summarized customers/suppliers with greater than 10% of the account receivables/payable

	As of December 31,
	2022	2023
Customer A	11%	*
Customer B	21%	*
Customer C	12%	*
*	Less than 10%

Supplier Concentration Risk
Certain risks and concentration
Summarized customers/suppliers with greater than 10% of the account receivables/payable

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Supplier A	*	*	22%
Supplier B	*	*	11%
Supplier C	17%	21%	*
Supplier D	*	12%	*
*Less than 10%